Stockholders' Equity (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 130,141	$ 334,837
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	41,061	89,555
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 89,080	$ 245,282